Fees Summary	May 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 646,668,953
Previously Paid Amount	0
Total Fee Amount	99,005.02
Total Offset Amount	0
Net Fee	$ 99,005.02